UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:            |_|; Amendment Number: ____

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Hawkshaw Capital Management, LLC

Address:    400 Madison Avenue, 14th Floor
            New York, NY 10017

13F File Number: 028-12862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kian Ghazi
Title:      Managing Member
Phone:      212-207-3537

Signature, Place and Date of Signing:


/s/ Kian Ghazi             New York, New York             November 15, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 17

Form 13F Information Table Value Total: $ 151,871
                                       (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (x1000)   PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE      SHARED NONE
--------------                --------------    -----       -------   -------   --- ----   ----------   -----  ----      ------ ----
ABERCROMBIE & FITCH CO        CLASS A          002896207    7,990       203,213 SH         SOLE         NONE     203,213
ANNTAYLOR STORES CORP         COM              036115103    6,624       327,286 SH         SOLE         NONE     327,286
AVIAT NETWORKS INC            COM              05366Y102    8,808     2,153,630 SH         SOLE         NONE   2,153,630
CONSTANT CONTACT INC          COM              210313102    2,923       136,400     CALL   SOLE         NONE     136,400
CORPORATE EXECUTIVE BRD CO    COM              21988R102   10,072       319,149 SH         SOLE         NONE     319,149
DELL INC                      COM              24702R101   13,528     1,043,011 SH         SOLE         NONE   1,043,011
ELECTRONIC ARTS INC           COM              285512109   13,719       834,080 SH         SOLE         NONE     834,080
FROZEN FOOD EXPRESS INDS INC  COM              359360104    5,587     2,024,433 SH         SOLE         NONE   2,024,433
IAC INTERACTIVECORP           COM PAR $.001    44919P508    7,230       275,237 SH         SOLE         NONE     275,237
KNOT INC                      COM              499184109    6,831       748,181 SH         SOLE         NONE     748,181
MARKET VECTORS ETF TR         GOLD MINER ETF   57060U100    6,662       119,115 SH         SOLE         NONE     119,115
SCHOLASTIC CORP               COM              807066105    4,447       159,852 SH         SOLE         NONE     159,852
SONOSITE INC                  COM              83568G104    4,859       145,007 SH         SOLE         NONE     145,007
SPDR GOLD TRUST               GOLD SHS         78463V107    6,659        52,058 SH         SOLE         NONE      52,058
SPDR S&P 500 ETF TR           TR UNIT          78462F103   20,178       176,800     PUT    SOLE         NONE     176,800
SYMANTEC CORP                 COM              871503108   14,475       956,692 SH         SOLE         NONE     956,692
UNIVERSAL TECHNICAL INST INC  COM              913915104   11,279       576,908 SH         SOLE         NONE     576,908

SK 21676 0006 1146755